other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 371	$ 340
Additions	292	321
Amortization	(305)	(290)
Balance, end of period	358	371
Current			$ 249	$ 261
Non-current			109	110
Total	358	371	358	371
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	356	329
Additions	288	313
Amortization	(300)	(286)
Balance, end of period	344	356
Current			243	256
Non-current			101	100
Total	344	356	344	356
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	15	11
Additions	4	8
Amortization	(5)	(4)
Balance, end of period	14	15
Current			6	5
Non-current			8	10
Total	$ 14	$ 15	$ 14	$ 15